Employee Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)		Oct. 31, 2023		Oct. 31, 2022
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.40%		3.70%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	[1],[2]	5.50%		3.20%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.80%		5.50%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.50%		3.60%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]	4.70%		4.80%
Actuarial assumption of discount rates	[1],[2]	5.50%		3.30%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2040 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.03%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.80%	[4]	4.70%	[3]
Actuarial assumption of discount rates		5.70%		5.50%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member] | 2040 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.03%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member] | 2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.5% and 3.6% for 2023 and 2022, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 5.4% and 3.7% for 2023 and 2022, respectively.
[3]	Trending to 4.00% in 2041 and remaining at that level thereafter.
[4]	Trending to 4.03% in 2040 and remaining at that level thereafter.